SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Operations by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 21,882	$ 33,264	$ 20,025	[1]
Property and equipment, net	843	1,218	1,638
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,816	9,713	5,681
Property and equipment, net	0	0	0
European countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,114	2,482	1,211
Property and equipment, net	0	0	0
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,279	8,778	1,803
Property and equipment, net	0	0	0
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,452	9,921	9,888
Property and equipment, net	169	107	122
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,514	1,309	724
Property and equipment, net	674	1,111	1,516
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	707	1,034	675
Property and equipment, net	0	0	0
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	27	43
Property and equipment, net	$ 0	$ 0	$ 0

[1]	See note 2(x) Reclassifications